Fair Value Of Financial Instruments (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 1 [Member], USD $)
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	$ 203,371,138	$ 250,839,419
Future Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity in broker trading account Futures contracts, Fair value	(2,902,653)	(1,108,081)
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair value	8,264,922	12,088,856
US Government-Sponsored Enterprises Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair value	189,958,835	229,658,090
Total Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair value	8,050,034	10,200,554
Total Index Series [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	198,455,689	241,078,989
Total Index Series [Member] | Future Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity in broker trading account Futures contracts, Fair value	(2,740,705)	(660,454)
Total Index Series [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair value	8,236,611	11,779,729
Total Index Series [Member] | US Government-Sponsored Enterprises Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair value	184,959,750	219,959,160
Total Index Series [Member] | Total Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair value	8,000,033	10,000,554
Agricultural Sector Series [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair value	4,915,449	9,760,430
Agricultural Sector Series [Member] | Future Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity in broker trading account Futures contracts, Fair value	(161,948)	(447,627)
Agricultural Sector Series [Member] | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, Fair value	28,311	309,127
Agricultural Sector Series [Member] | US Government-Sponsored Enterprises Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair value	4,999,085	9,698,930
Agricultural Sector Series [Member] | Total Mutual Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair value	$ 50,001	$ 200,000